Clearing Organizations (Assets Pledged by Clearing Members as Original Margin and Guaranty Fund Deposits for ICE Clearing Houses) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ICE Clear U.S. | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	$ 10,542	$ 8,161
Letter Of Credit	0	0
Total Original Margin	10,542	8,161
ICE Clear U.S. | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	147	158
ICE Clear Europe | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	22,961	21,690
Letter Of Credit	0	0
Total Original Margin	22,961	21,690
ICE Clear Europe | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	217	267
ICE Clear Credit | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	6,013	4,989
Letter Of Credit	0	0
Total Original Margin	6,013	4,989
ICE Clear Credit | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	178	229
TCC | Original Margin [Member]
Clearing Organizations [Line Items]
US Government Securities, at Carrying Value	37	97
Letter Of Credit	368	381
Total Original Margin	405	478
TCC | Guaranty Fund [Member]
Clearing Organizations [Line Items]
Total Guaranty Fund	$ 40	$ 61